Expense Example - FidelityInternationalGrowthFund-AMCIZPRO - FidelityInternationalGrowthFund-AMCIZPRO - Fidelity International Growth Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor International Growth Fund - Class A
Expense Example:
1 year	$ 685
3 years	919
5 years	1,172
10 years	1,892
Fidelity Advisor International Growth Fund - Class C
Expense Example:
1 year	293
3 years	597
5 years	1,026
10 years	2,027
Fidelity Advisor International Growth Fund - Class M
Expense Example:
1 year	488
3 years	778
5 years	1,089
10 years	1,971
Fidelity Advisor International Growth Fund - Class I
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	1,108
Fidelity Advisor International Growth Fund - Class Z
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	$ 966